Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)

Bonds 96.6%
Angola 1.3%
Republic of Angola:
REG S, 8.0%, 11/26/2029	500,000	516,940
REG S, 8.25%, 5/9/2028	500,000	525,000
(Cost $462,075)		1,041,940
Argentina 1.2%
Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	500,000	275,005
Republic of Argentina:
1.0%, 7/9/2029	25,677	9,847
Step-Up Coupon, 1.125% to 7/9/2022, 1.5% to 7/9/2023, 3.625% to 7/9/2024, 4.125% to 7/9/2027, 4.375% 7/9/2028, 5.0% to 7/9/2046	1,940,000	650,094
(Cost $1,409,238)		934,946
Azerbaijan 2.6%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	530,000	628,352
State Oil Co. of the Azerbaijan Republic, REG S, 6.95%, 3/18/2030	1,200,000	1,488,833
(Cost $1,818,157)		2,117,185
Bahrain 1.5%
Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	650,268
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027	500,000	553,780
(Cost $1,038,531)		1,204,048
Belarus 1.7%
Belarus Development Bank, 144A, 6.75%, 5/2/2024	500,000	465,000
Republic of Belarus, 144A, 5.875%, 2/24/2026	1,000,000	928,650
(Cost $1,472,280)		1,393,650
Brazil 1.2%
Braskem Netherlands Finance BV, 144A, 4.5%, 1/10/2028	400,000	423,280
Gerdau Trade, Inc., REG S, 4.875%, 10/24/2027	500,000	563,280
(Cost $925,842)		986,560
China 2.8%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027	500,000	519,976
REG S, 7.25%, 4/8/2026	1,000,000	1,077,808
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023	800,000	681,200
(Cost $2,384,299)		2,278,984
Dominican Republic 3.4%
Dominican Republic International Bond, REG S, 5.5%, 1/27/2025 (Cost $2,473,539)	2,500,000	2,720,025

Ecuador 2.3%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	43,896
144A, Step-Up Coupon, 0.5% to 7/31/2021, 5.0% to 7/31/2022, 5.5% to 7/31/2023, 6.0% to 7/31/2024, 6.9% to 7/31/2030	264,600	230,866
144A, Step-Up Coupon, 0.5% to 7/31/2021, 1.0% to 7/31/2022, 2.5% to 7/31/2023, 3.5% to 7/31/2024, 5.5% to 7/31/2025, 6.9% to 7/31/2035	693,420	480,200
144A, Step-Up Coupon, 0.5% to 7/31/2022, 1.5% to 7/31/2023, 2.5% to 7/31/2024, 5.0% to 7/31/2026, 5.5% to 7/31/2027, 6.0% to 7/31/2028, 6.5% to 7/31/2029, 6.9% to 7/31/2040	1,817,800	1,117,965
(Cost $1,636,557)		1,872,927
Egypt 4.8%
Egypt Government International Bond:
REG S, 7.5%, 1/31/2027	2,000,000	2,216,172
REG S, 7.6%, 3/1/2029	1,500,000	1,627,200
(Cost $3,815,495)		3,843,372
Ethiopia 0.4%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $391,715)	400,000	355,382
Ghana 3.0%
Republic of Ghana, 144A, 8.125%, 1/18/2026 (Cost $2,337,063)	2,300,000	2,436,418
Israel 3.1%
Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/2023 (Cost $2,352,301)	2,500,000	2,471,250
Ivory Coast 3.2%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $2,277,740)	2,300,000	2,545,051
Kazakhstan 2.6%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031	1,000,000	997,500
Tengizchevroil Finance Co. International Ltd., 144A, 4.0%, 8/15/2026	1,000,000	1,085,000
(Cost $1,967,186)		2,082,500
Kenya 2.1%
Republic of Kenya:
REG S, 7.0%, 5/22/2027	500,000	545,905
144A, 7.25%, 2/28/2028	1,000,000	1,103,400
(Cost $1,612,228)		1,649,305
Malaysia 1.3%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $964,711)	1,000,000	1,004,195
Mexico 3.3%
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	985,500
6.5%, 3/13/2027	1,530,000	1,620,270
(Cost $2,529,292)		2,605,770
Mongolia 0.6%
Mongolia Government International Bond, REG S, 8.75%, 3/9/2024 (Cost $435,926)	400,000	456,051

Namibia 4.5%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,287,528
REG S, 5.25%, 10/29/2025	1,000,000	1,072,940
144A, 5.5%, 11/3/2021	1,200,000	1,210,195
(Cost $3,467,008)		3,570,663
Nigeria 3.2%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,974,093
144A, 7.143%, 2/23/2030	570,000	598,598
(Cost $2,407,365)		2,572,691
Oman 5.3%
Oman Government International Bond:
144A, 5.375%, 3/8/2027	2,500,000	2,625,080
144A, 5.625%, 1/17/2028	1,500,000	1,577,910
(Cost $4,032,222)		4,202,990
Pakistan 1.3%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	1,022,500
Russia 6.7%
Gazprom PJSC, 144A, 5.15%, 2/11/2026	2,200,000	2,470,380
Vnesheconombank:
REG S, 5.942%, 11/21/2023	1,100,000	1,205,468
144A, 6.8%, 11/22/2025	1,400,000	1,652,420
(Cost $5,014,985)		5,328,268
Rwanda 0.5%
Republic of Rwanda, 144A, 6.625%, 5/2/2023 (Cost $403,109)	400,000	427,640
Senegal 1.3%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $1,076,513)	1,000,000	1,059,900
South Africa 3.9%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028 (Cost $3,032,901)	2,800,000	3,103,240
Sri Lanka 0.7%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027 (Cost $865,398)	900,000	550,485
Supranational 5.3%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,519,000
144A, 5.0%, 7/27/2027	1,500,000	1,668,750
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	1,000,000	1,040,078
(Cost $3,985,932)		4,227,828
Tajikistan 1.8%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	1,451,363
Tunisia 2.6%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $2,426,342)	2,500,000	2,113,225

Turkey 12.4%
Export Credit Bank of Turkey:
144A, 5.375%, 10/24/2023	1,000,000	1,031,200
144A, 6.125%, 5/3/2024	1,000,000	1,039,120
Republic of Turkey:
4.25%, 4/14/2026	3,150,000	3,040,128
6.0%, 3/25/2027	1,150,000	1,182,200
TC Ziraat Bankasi AS, REG S, 5.375%, 3/2/2026	1,700,000	1,680,858
Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, 1/30/2023	1,900,000	1,957,000
(Cost $9,674,319)		9,930,506
Ukraine 3.5%
Government of Ukraine, REG S, 7.75%, 9/1/2026	2,100,000	2,296,854
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2026	500,000	510,732
(Cost $2,831,265)		2,807,586
Venezuela 0.2%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (a) (b)	1,750,000	74,375
144A, 9.0%, 11/17/2021* (a) (b)	1,480,000	62,900
(Cost $1,222,980)		137,275
Zambia 1.0%
Republic of Zambia, 144A, 8.5%, 4/14/2024* (a) (Cost $1,242,874)	1,200,000	785,796
Total Bonds (Cost $76,562,388)		77,291,515
	Shares	Value ($)

Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.03% (c) (Cost $1,418,626)	1,418,626	1,418,626

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,981,014)	98.4	78,710,141
Other Assets and Liabilities, Net	1.6	1,291,934
Net Assets	100.0	80,002,075
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
11,300	—	11,300 (e)	—	—	4,662	—	—	—
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.03% (c)
2,143,614	10,523,943	11,248,931	—	—	437	—	1,418,626	1,418,626
2,154,914	10,523,943	11,260,231	—	—	5,099	—	1,418,626	1,418,626
*	Non-income producing security.

(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Restricted Security
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Petroleos de Venezuela SA	February 2017	770,230	74,375	0.1
Petroleos de Venezuela SA	November 2017	452,750	62,900	0.1
Total Restricted Securities		1,222,980	137,275	0.2
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
B.S.C.: Bahrain Shareholding Company
CJSC: Closed Joint Stock Company
JSC: Joint Stock Company
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOC: State Owned Company
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$77,291,515	$—	$77,291,515
Short-Term Investments	1,418,626	—	—	1,418,626
Total	$1,418,626	$77,291,515	$—	$78,710,141
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH3
R-080548-1 (1/23)